Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share

Note 18 - Loss per share

The following is a reconciliation of the basic and diluted loss per share computation:

	For the years ended December 31,
	2022	2021	2020
Net loss attributable to ordinary shareholders of TROOPS
— continuing operations	$(346)	$(8,413)	$(67,923)
— discontinued operations	—	—	5
	$(346)	$(8,413)	$(67,918)

Weighted average shares used in calculating loss per share – basic and diluted	101,597,998	101,563,623	98,110,873

Loss from continuing operations per share – basic and diluted	$(0.01)	$(0.08)	$(0.69)
Loss from discontinued operations per share – basic and diluted	$(0.00)	$(0.00)	$(0.00)
Net loss per share – basic and diluted	$(0.01)	$(0.08)	$(0.69)

As of December 31, 2022, 2021 and 2020, all the Company’s outstanding warrants and convertible notes were excluded from the diluted loss per share calculation as they were anti-dilutive.